Income Taxes - Deferred tax asset and liabilities (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Deferred Revenue				¥ 38,727,695
Accrued expenses	$ 661,907	¥ 4,608,063		112,027,905
Tax loss carry forward	9,745,093	67,843,392		34,376,091
Gross deferred tax assets	10,407,000	72,451,455		185,131,691
Valuation allowance	(9,745,093)	(67,843,392)	$ (12,086,883)	(84,146,463)
Net deferred tax assets	$ 661,907	¥ 4,608,063		100,985,228
Deferred tax liabilities:
Amortization of intangible assets				198,187
Total deferred tax liabilities				¥ 198,187